UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  X ];  Amendment Number:    9
     This Amendment  (Check only one.):	[ X ] is a restatement.
	 	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	The Putnam Advisory Company, LLC
Address:	One Post Office Square
	Boston, MA  02109


Form 13F File Number:    28 - 92

The institutional investment manager filing this report and
 the person by whom it is signed hereby
represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Andrew J. Hachey
Title:	Assistant Vice President
Phone: 	(617) 760-8235

Signature, Place and Date of Signing:

 /s/ Andrew J. Hachey	              	\
    _5/3/2001__
                [City, State]	        [Date]

Report Type    (Check only one.):

[    ]	13F HOLDINGS REPORT.  (Check here if all holdings
of this reporting manager are reported in this report.)

[ X ]	13F NOTICE.   (Check here if no holdings reported are
in this report, and all holdings are
reported by other reporting manager (s).)

[    ]	13F COMBINATION REPORT.  (Check here if a portion
of the holdings for this reporting
manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:

	Form 13F File Number	Name

	28 - 90		Putnam Investment Management, LLC